Cover	Apr. 17, 2023
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 17, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	000-56325
Entity Registrant Name	CuraScientific Corp.
Entity Central Index Key	0001877788
Entity Tax Identification Number	84-5079920
Entity Incorporation, State or Country Code	OK
Entity Address, Address Line One	51544 Cesar Chavez Street
Entity Address, City or Town	Coachella
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92236
City Area Code	(909)
Local Phone Number	435-1642
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Boon Industries, Inc.
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	110 Spring Hill Road #16
Entity Address, City or Town	Grass Valley
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95945